Property, Plant and Equipment - Property, Plant and Equipment (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Gross Cost	$ 17,008	$ 17,048
Accumulated Depreciation	(14,721)	(14,727)
Net Cost	2,287	2,321
Land [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	73	75
Net Cost	73	75
Buildings [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	788	806
Accumulated Depreciation	(412)	(399)
Net Cost	376	407
Facilities and Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	2,713	2,746
Accumulated Depreciation	(2,474)	(2,482)
Net Cost	239	264
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	12,808	12,885
Accumulated Depreciation	(11,415)	(11,408)
Net Cost	1,393	1,477
Computer and R&D Equipment [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	362	377
Accumulated Depreciation	(324)	(339)
Net Cost	38	38
Other Tangible Assets [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	105	104
Accumulated Depreciation	(96)	(99)
Net Cost	9	5
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Gross Cost	159	55
Net Cost	$ 159	$ 55